BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net	$ 105,825	$ 65,972	$ 147,168	$ 128,328	$ 272,123	$ 290,965
Branded CPG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			96,857	80,749	165,863	173,759
Flavors & Ingredients
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			50,311	47,579	106,260	117,206
North America
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			63,386	54,253	104,788	103,803
North America | Branded CPG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net	51,970	15,248	40,273	29,926	59,945	59,007
Europe, Middle East and Africa
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			52,348	46,479	105,546	119,456
Europe, Middle East and Africa | Branded CPG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			41,855	35,360	75,974	81,978
Asia-Pacific
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			24,606	21,090	47,695	48,889
Asia-Pacific | Branded CPG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net	5,226	4,172	8,428	9,584	17,772	17,035
Latin America
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			6,828	6,506	14,094	18,817
Latin America | Branded CPG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net	$ 2,544	$ 2,773	6,301	5,879	12,172	15,739
Sweeteners and adjacencies
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			96,857	80,749	165,863	173,759
Licorice products
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Product revenues, net			$ 50,311	$ 47,579	$ 106,260	$ 117,206